SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2013	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2011	May 31, 2014
Additional disclosures
Total compensation cost related to non-vested options not yet recognized	$ 6,819
Weighted average period to recognize compensation cost related to non-vested options not yet recognized	3 years 2 months 12 days
Current Employees
Additional disclosures
Cash consideration		2,300	3,100
Incremental compensation expense		0	0
Two Former Employees
Additional disclosures
Cash consideration				2,466
Reduction to additional paid-in capital				(513)
Increase to accumulated deficit				1,953
Stock options
Number of Shares
Outstanding at beginning of period (in shares)	5,555,462		6,657,504	4,858,568	6,657,504
Granted (in shares)	1,102,042			2,109,594	1,867,588
Expired/cancelled (in shares)				(1,412,700)	(1,307,761)
Outstanding at end of period (in shares)	6,657,504			5,555,462	7,217,331	4,858,568
Exercisable at end of period (in shares)					3,656,139
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 3.28		$ 4.30	$ 2.47	$ 4.30
Granted (in dollars per share)	$ 9.39			$ 4.43	$ 14.77
Expired/cancelled (in dollars per share)				$ 2.18	$ 1.45
Outstanding at end of period (in dollars per share)	$ 4.30			$ 3.28	$ 7.54	$ 2.47
Exercisable at end of period (in dollars per share)					$ 4.65
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 1.30			$ 0.29	$ 3.37
Weighted Average Remaining Contractual Term
Outstanding at beginning of period	7 years			7 years 6 months	6 years 10 months 24 days	7 years 2 months 12 days
Outstanding at end of period	7 years			7 years 6 months	6 years 10 months 24 days	7 years 2 months 12 days
Exercisable at end of period					6 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding at beginning of period	14,976		69,732	1,412	69,732
Outstanding at end of period	69,732			14,976	142,262	1,412
Exercisable at end of period					82,654
Additional disclosures
Weighted average grant-date fair value of options granted (in dollars per share)	$ 1.30			$ 0.29	$ 3.37
Class A Voting Common Stock | Former Executive
Additional disclosures
Shares acquired (in shares)							44,200
Class A Voting Common Stock | Current Employees
Additional disclosures
Shares acquired (in shares)		9,696	148,650
Class A Voting Common Stock | Two Former Employees
Additional disclosures
Shares acquired (in shares)				88,400
Class B Nonvoting Common Stock | Former Executive
Additional disclosures
Shares acquired (in shares)							839,800
Class B Nonvoting Common Stock | Current Employees
Additional disclosures
Shares acquired (in shares)		174,297	91,118
Class B Nonvoting Common Stock | Two Former Employees
Additional disclosures
Shares acquired (in shares)				1,684,700
Common shares | Former Executive
Additional disclosures
Shares acquired (in shares)							884,000
Cash consideration							4,000
Incremental compensation expense							0